Operating revenue - Reconciliation between gross revenue and net operating revenues for the period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
PIS	R$ (6,227)	R$ (5,483)	R$ (4,642)
COFINS	(28,729)	(25,300)	(21,425)
ISS	(23,415)	(20,582)	(17,619)
INSS (Social security)	(36,126)	(32,967)	(29,393)
Other	(7,547)	(6,468)	(4,563)
Total revenue	876,377	788,159	685,559
Linx Pay Meios de Pagamentos Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	47,811	18,902
Subscriptions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross operating revenue	R$ 978,421	R$ 878,959	R$ 763,201